INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets

	2025	2024	2023
Loss carryforwards	$717,666	$698,900	$755,500
Oil & Gas properties	1,723,000	1,726,900	1,784,800
Asset retirement obligation	175,700	175,700	175,700
Deferred tax asset	2,616,366	2,601,500	2,716,000

Less valuation allowance	(2,616,366)	(2,601,500)	(2,716,000)
Deferred tax asset recognized	$–	$–	$–

Schedule of effective income tax rate

	2025			2024			2023

Statutory federal income tax rate	$(9,647)	25%		$2,809	25%		$(6,570)	25%
Change in valuation allowance	(14,865)	39%		449	4%		263	(1%	)
Non-deductible change in fair value of derivative liability	11,920	(31%	)	(899)	(8%	)	(788)	3%
Effect of foreign exchange	12,592	(33%	)	(2,359)	(21%	)	7,095	(27%	)
	$0	0%		$0	0%		$0	0%